6. Inventories (Details) - USD ($)	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Inventory Disclosure [Abstract]
Raw Materials	$ 1,466,000	$ 1,619,000	$ 1,480,000
Finished goods	1,134,000	1,246,000	741,000
Inventories, net	$ 2,600,000	$ 2,865,000	$ 2,221,000